EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Basic:
Net income attributable to CNH Industrial	$ 690	$ 350	$ 1,098	$ 285
Weighted average common shares outstanding—basic (in shares)	1,354,000,000	1,350,000,000	1,354,000,000	1,350,000,000
Basic earnings (loss) per share (in usd per share)	$ 0.51	$ 0.26	$ 0.81	$ 0.21
Diluted:
Net income attributable to CNH Industrial	$ 690	$ 350	$ 1,098	$ 285
Weighted average common shares outstanding—basic (in shares)	1,354,000,000	1,350,000,000	1,354,000,000	1,350,000,000
Effect of dilutive securities (when dilutive):
Stock compensation plans (in shares)	7,000,000	2,000,000	6,000,000	2,000,000
Weighted average common shares outstanding—diluted (in shares)	1,361,000,000	1,352,000,000	1,360,000,000	1,352,000,000
Diluted earnings (loss) per share (in usd per share)	$ 0.51	$ 0.26	$ 0.81	$ 0.21
Antidilutive securities excluded from EPS computation (in shares)	437,000	0	232,000	0